ARRAYIT CORPORATION - CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net loss	$ (260,836)	$ (2,731,875)
Depreciation	22,502	22,957
Amortization	8,916	102,674
Warrants for compensation	0	0
Stock paid for services	173,200	1,538,936
Inc/dec in accounts receivable	19,232	20,277
Inc/dec in inventory	22,804	3,565
Inc/dec in prepaids	(14,803)	12,500
Inc/dec in deposits	559	0
Inc/dec in restricted cash	0	100,293
Inc/dec in accounts payable and accrued liabilities	152,690	638,965
Inc/dec in bank overdraft	82,425	(20,616)
Inc/dec in due to related parties	(46,833)	132,217
Inc/dec in customer deposits	(25,693)	36,140
Net cash provided by (used in) operating activities	134,163	(184,521)
Cash paid for purchase of fixed assets	(3,290)	(2,032)
Net cash provided by (used in) investing activities	(3,290)	(2,032)
Proceeds from loans, net	0	147,326
Repayment of notes payable	(140,100)	(94,647)
Proceeds from issuance of warrants	0	82,674
Proceeds from option exercise	0	51,200
Net cash provided by (used in) financing activities	(140,100)	186,553
Net increase (decrease) in cash	(9,227)	0
Cash, beginning of period (start)	10,833	0
Cash, end of period (end)	1,606	0
Cash paid for interest	141,049	75,714
Cash paid for income taxes	0	0
Payment of bank note by related party in exchange for note payable with the company	161,602	0
Conversion of accrued interest to notes payable	47,174	0
Conversion of preferred stock	220	0
Shares issued for services	173,200	1,395,505
Warrants issued for services	$ 0	$ 143,431